Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Assets
Cash	$ 38,775	$ 38,517
Other Receivables	62,178	75,781
Prepaid Expense	20,967	0
Total Current Assets	121,920	114,298
Property and Equipment	61,484	0
Acquired In-Process Research and Development	3,040,000	871,000
Noncompete Agreements	433,800	0
Deposits	207,107	18,125
Total Assets	3,864,311	1,003,423
Current Liabilities
Accounts Payable and Accrued Liabilities	603,530	376,392
8% Senior Secured Convertible Promissory Note	0	688,166
8% Senior Secured Convertible Promissory Note issued December 2, 2019	0	121,691
8% Senior Secured Convertible Promissory Note issued March 5, 2021, net of discount of $433,468	816,532	0
Total Current Liabilities	1,420,062	1,186,249
Long Term Liability
Promissory Note from MAAB	1,476,664	1,209,350
Canadian Emergency Business Account “(CEBA)” Loan Payable	49,677	0
Total Liabilities	2,946,403	2,395,599
Commitments and Contingencies (Notes 14 and 16)
Stockholders' Deficit
Common Stock, $0.001 par value, 250,000,000 Shares Authorized, 13,458,380 and 5,724,312 Shares Issued and Outstanding at June 30, 2021 and December 31, 2020	13,458	5,724
Accumulated Other Comprehensive Loss	(124,595)	(75,419)
Accumulated Deficit	(27,967,402)	(11,502,721)
Total Stockholders' Equity (Deficit)	917,908	(1,392,176)
Total Liabilities and Stockholders' Equity (Deficit)	3,864,311	1,003,423
Additional Paid-In Capital Series A Preferred Stock [Member]
Stockholders' Deficit
Additional Paid-in Capital:Series A Convertible Preferred Stock, Series B Convertible Preferred Stock, Common Stock	124,844	124,844
Additional Paid - In Capital Series B Preferred Stock [Member]
Stockholders' Deficit
Additional Paid-in Capital:Series A Convertible Preferred Stock, Series B Convertible Preferred Stock, Common Stock	357,810	7,156,204
Additional Paid - In Capital Common Stock [Member]
Stockholders' Deficit
Additional Paid-in Capital:Series A Convertible Preferred Stock, Series B Convertible Preferred Stock, Common Stock	28,513,636	2,899,026
Series A Convertible Preferred Stock [Member]
Stockholders' Deficit
Series A Convertible Preferred Stock, $0.0001 par value, 50,000,000 shares authorized, 1562,500 shares issued and Outstanding at June 30, 2021 and December 31, 2020 Series B Convertible Preferred Stock, $0.001 par value, 10,000 Shares Authorized, 500 and 10,000 Shares Issued and Outstanding at June 30, 2021 and December 31, 2020	156	156
Series B Convertible Preferred Stock [Member]
Stockholders' Deficit
Series A Convertible Preferred Stock, $0.0001 par value, 50,000,000 shares authorized, 1562,500 shares issued and Outstanding at June 30, 2021 and December 31, 2020 Series B Convertible Preferred Stock, $0.001 par value, 10,000 Shares Authorized, 500 and 10,000 Shares Issued and Outstanding at June 30, 2021 and December 31, 2020	$ 1	$ 10